Fair value	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair value
7.	Fair value

(1) Fair value hierarchy of assets and liabilities measured at fair value

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities.

Fair value measurement hierarchy for assets as at 31 December 2018:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(Thousands of yen)
Assets measured at fair value through other comprehensive income:
Investment securities	15,358	—	—	15,358
Assets measured at fair value through profit or loss
Other non-current financial assets	—	—	65,032	65,032

Total	15,358	—	65,032	80,390

There have been no transfers between level 1 and level 2 during 2018.

Fair value measurement hierarchy for assets as at 31 December 2017:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(Thousands of yen)
AFS financial assets:
Investment securities	17,898	—	—	17,898

Total	17,898	—	—	17,898

There have been no transfers between level 1 and level 2 during 2017.

The reconciliation of fair value measurement of financial instruments measured at level 3 for the year ended December 31, 2018 are as follows:

2018
(Thousands of yen)
Financial assets measured at fair value through profit or loss
As at January 1	—
Purchases	106,911
Net gains and losses recognized in profit and loss	(41,879)

As at December 31	65,032

(1) Financial assets measured at fair value through profit or loss presented as “Other non-current financial assets” is a refundable insurance contact. Fair value has been measured at the contract’s cash surrender value, which is the estimated amount the Group expects to receive upon cancelation of the contract.

(2) Carrying amount and fair value of major financial instruments that are not measured at fair value but their fair value disclosures are required.

Set out below is a comparison, by class, of the carrying amounts and fair values of the Group’s financial instruments, other than items for which carrying amounts approximate fair value:

	December 31, 2018
	Carrying amount	Fair value
	(Thousands of yen)
Financial Assets
Lease deposits receivable	2,441,289	2,543,587
Construction loan receivable from lessors	756,106	765,080

Total	3,197,395	3,308,667

Financial liabilities
Interest-bearing loans and borrowings	5,201,412	5,202,991
Franchise deposit liabilities	1,226,396	1,283,676

Total	6,427,808	6,486,667

	December 31, 2017
	Carrying amount	Fair value
	(Thousands of yen)
Financial Assets measured at amortized cost
Lease deposits receivable	1,732,892	1,875,067
Construction loan receivable from lessors	54,989	54,989

Total	1,787,881	1,930,056

Financial liabilities measured at amortized cost
Interest-bearing loans and borrowings	2,530,421	2,550,040
Franchise deposit liabilities	634,017	664,025

Total	3,164,438	3,214,065

Management assessed that the carrying amounts of cash and cash equivalents, bank deposits, trade and other receivables, trade and other payables, related party trade payables, short-term borrowing and other financial liabilities approximate their fair values largely due to the short-term maturities of these instruments. The fair value of the financial assets and liabilities is included in the above tables at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The following methods and assumptions were used to estimate the fair values:

•

The fair values of the Group’s lease deposits receivable are determined by the DCF method using the interest rates on low-risk long-term borrowings plus credit spreads of the landlord. Lease deposits receivable are classified as level 2 in the fair value hierarchy.

•

The fair value of the Group’s construction loan receivable is determined by the DCF method using the interest rates on low-risk long-term borrowings adjusted for the credit risk of the landlord. Construction loan receivable from lessors is classified as level 2 in the fair value hierarchy.

•

The fair values of the Group’s interest-bearing loans and borrowings are determined using the DCF method applying a discount rate that reflects the Group’s borrowing rate as at the end of the reporting period. The Company’s own non-performance risk as at December 31, 2018 and 2017 was assessed to be insignificant. Interest-bearing loans and borrowings are classified as level 2 in the fair value hierarchy.

•

The Group’s franchise deposit liabilities are determined by the DCF method using the interest rates on low-risk long-term borrowings plus the Group’s credit spreads. Franchise deposit liabilities are classified as level 2 in the fair value hierarchy.